FAIR VALUE MEASUREMENTS - Level 3 Reconciliation (FY) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0	$ 1,000	$ 10,073
Additions	4,925	0	0
Changes in fair value		0	13,841
Settlements	0	(1,000)	(22,914)
Ending balance	5,307	0	1,000
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 22,080	0
Additions		13,240
Changes in fair value		8,840
Ending balance		$ 22,080	$ 0